Fair Values of Assets and Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value measurement transfers from one level to another	$ 0	$ 0	$ 0
Mortgage loans held for sale measured at fair value gain losses	287	15	(125)
Carrying value of unfunded commitments and standby letters of credit	415	381
Carrying value of other guarantees	$ 452	$ 359
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assumed minimum credit valuation adjustment as percentage of underlying fair value of underlying derivative contracts	0.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assumed maximum credit valuation adjustment as percentage of underlying fair value of underlying derivative contracts	90.00%
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assumed average credit valuation adjustment as percentage of underlying fair value of underlying derivative contracts	7.00%